LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
INVESTMENTS
LONG TERM INVESTMENTS
11.	LONG TERM INVESTMENTS

Long term investments consisted of the following:

	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000
Cost investments:
PRC Fund	10,103	10,103	1,553
United States Fund	19,683	20,045	3,081
Investment in Flashapp Inc. (“Flashapp”)	12,240	12,240	1,881
Investment in ordinary shares of an unlisted company in PRC (“Investee A”)	6,000	6,000	922
Investment in preferred shares of an unlisted company in PRC (“Investee B”)	400	400	61

Available-for-sale investments:
Investment in redeemable preferred shares of an unlisted company in PRC (“Investee C”)	1,716	1,716	611
Investment in convertible borrowings of an unlisted company in Cayman Islands (“Investee D”)	3,973	3,973	264

Less: accumulated impairment	(19,956)	(24,329)	(3,739)
Total	34,159	30,148	4,634

Cost investments

In 2016, the Company made an additional RMB1,842,000 investment in the United States Fund. In 2017, the Company made an additional RMB 361,000 (US$53,000) investment in the United States Fund. Given that the Company holds less than five percent interest in each fund, the Company has accounted for such investments using the cost method.

In 2013, the Company entered into an agreement with Flashapp, an unlisted company in Cayman Island to purchase 13,971,428 Series A Preferred Shares for RMB12,240,000. The Company has the contingent redemption right on or after five years from the issuance date to request redemption of all its Series A Preferred Shares holders, at a redemption price equal to 120% of its original issuance price. The Board of Directors of Flashapp shall consist of five persons, where the Company, as a majority of Series A Preferred Shares may appoint two directors. The Company, through the directors appointed, has the ability to exercise significant influence over the operating and financial policies of Flashapp and hence, Flashapp is a related party of the Company (Note 21). However, the Series A Preferred Shares are not in-substance common stock and therefore the Company has accounted for the investment as cost method investment carried at cost. In 2016, the Company believed that there was a decline in value that was other-than-temporary and recorded RMB12,240,000 (US$1,763,000) in “impairment of long term investments” in the consolidated statement of comprehensive loss.

On August 25, 2014, the Company entered into an agreement with an unlisted company in the PRC (“Investee A”) to acquire 6.25% interest for RMB6,000,000 (US$967,000). The Company has accounted for the investment as cost method investments carried at cost. In 2016, the Company believed that there was a decline in value that was other-than-temporary, and recorded RMB6,000,000 (US$864,000) in “impairment of long term investments” in the consolidated statement of comprehensive loss.

Available-for-sale investments

Investment in investee C was fully impaired in 2013.

On February 19, 2014, the Company entered into an agreement with an unlisted company in Cayman Islands (“Investee D”) to issue a convertible loan of RMB3,068,000 at an interest rate of US prime rate plus 2% for 2 years. The Company has the right to request conversion of all its convertible loan upon Investee D’s successful Series A financing, at a price less than 25% of its Series A financing price. The Company has accounted for the investment of convertible loan as an available-for-sale investment where such investment will be carried at fair value, with unrealized gains and losses reported as other comprehensive income/(loss) in the consolidated statements of comprehensive loss until realized. In 2016, the Company agreed to extend the terms of the convertible loan to August 19, 2017 and expected to exercise its conversion option upon the completion of Series A financing. In 2017, the company believed that there was a decline in value that was other-than-temporary, and recorded RMB3,290,000 (US$506,000) in “impairment of long term investments” in the consolidated statement of comprehensive loss.